Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 0	$ 0	$ 0	$ 883